Exhibit 99.8 Schedule 8

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Alt Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXX	XXXXXX		XXXXXXX	XXX	Closed	2024-03-08 08:47	2024-03-12 10:19	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-03/12/2024 Ready for Review-Refer to guidelines - At a minimum, the current month's bank statement showing beginning balance, Total deposits, total w/ds and ending balance... the complete statement is not required if the minimum requirements are captured on the partial statements provided. - Seller-03/11/2024 Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Incomplete bank statements used for income qualification. - Due Diligence Vendor-03/08/2024	Ready for Review-Refer to guidelines - At a minimum, the current month's bank statement showing beginning balance, Total deposits, total w/ds and ending balance... the complete statement is not required if the minimum requirements are captured on the partial statements provided. - Seller-03/11/2024	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-03/12/2024				XX	Primary Residence	Purchase	NA	1482030	N/A	N/A
XXXXXX	XXXXXX	XXXXXXX	XXX	Closed	2024-03-08 07:26	2024-03-12 10:19	Resolved	1 - Information	Credit	Missing Doc	Income verification - Bank Statements Incomplete 1 (Borrower 2)	Resolved-Resolved. Bank statements meet requirements when referring to updated guidelines. - Due Diligence Vendor-03/12/2024
Ready for Review-Refer to guidelines - At a minimum, the current month's bank statement showing beginning balance, Total deposits, total w/ds and ending balance... the complete statement is not required if the minimum requirements are captured on the partial statements provided. - Seller-03/11/2024
													Open-Guidelines require 12 months' bank statements to verify income. There are missing or incomplete statements for the Borrower 2. Loan was approved under the 12-month bank statement program. The loan file contained incomplete bank statements: XX/XX/XXXX statement - missing pages 3-6, XX/XX/XXXX statement - missing pages 3-4, XX/XX/XXXX statement - missing pages 3-4, XX/XX/XXXX statement - missing pages 2-4, XX/XX/XXXX - missing pages 2-4, XX/XX/XXXX statement - missing pages 2-4 and XX/XX/XXXX statement - missing pages 2-4. - Due Diligence Vendor-03/08/2024	Ready for Review-Refer to guidelines - At a minimum, the current month's bank statement showing beginning balance, Total deposits, total w/ds and ending balance... the complete statement is not required if the minimum requirements are captured on the partial statements provided. - Seller-03/11/2024	Resolved-Resolved. Bank statements meet requirements when referring to updated guidelines. - Due Diligence Vendor-03/12/2024				XX	Primary Residence	Purchase	NA	1481797	N/A	N/A
XXXXXX	XXXXXX		XXXXXXX	XXX	Closed	2024-03-08 07:37	2024-03-12 10:16	Resolved	1 - Information	Credit	Eligibility	Transaction Ineligible	Resolved-Resolved using updated guidelines. - Due Diligence Vendor-03/12/2024 Ready for Review-Please refer to Alt Doc Guidelines RAW 10.24.2022 - Seller-03/11/2024 Open-Eligible Product Types are X/X, X/X and XX/X ARM with margin of 4.50%. Subject loan is a X/X ARM with margin of 5.0%. - Due Diligence Vendor-03/08/2024	Ready for Review-Please refer to Alt Doc Guidelines RAW 10.24.2022 - Seller-03/11/2024	Resolved-Resolved using updated guidelines. - Due Diligence Vendor-03/12/2024				XX	Primary Residence	Purchase	NA	1481839	N/A	N/A
XXXXXX	XXXXXX		XXXXXXX	XXX	Closed	2024-03-11 11:50	2024-03-12 09:01	Resolved	1 - Information	Credit	Missing Doc	Missing VOM or VOR	Resolved-12 months cancelled checks confirming on-time payments for the previous 12 months provided. - Due Diligence Vendor-03/12/2024 Ready for Review-Document Uploaded. See cancelled checks and refer to Investor Guidelines RAW 06.13.2022 - Seller-03/11/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Lender guidelines require a verification for all open mortgages. Despite this requirement, a verification was not provided for the subject property. - Due Diligence Vendor-03/11/2024	Ready for Review-Document Uploaded. See cancelled checks and refer to Investor Guidelines RAW 06.13.2022 - Seller-03/11/2024	Resolved-12 months cancelled checks confirming on-time payments for the previous 12 months provided. - Due Diligence Vendor-03/12/2024	XXXX			XX	Investment	Refinance	Cash Out - Other	1486107	N/A	N/A